Fees Summary	Oct. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000,000.00
Previously Paid Amount
Total Fee Amount	27,620.00
Total Offset Amount
Net Fee	$ 27,620.00